Earnings per share - Additional Information (Details)	Jun. 30, 2020 RUB (₽) shares	May 26, 2020 shares	May 08, 2020 shares	Mar. 05, 2020 shares	May 28, 2019 shares	May 08, 2019 shares	Dec. 31, 2019 shares	Jun. 30, 2019 shares
Earnings per share [line items]
Number of shares issued	50,317,860						50,000,000
Number of shares in relation to the management incentive and Board of Directors remuneration agreements	1,512,373							1,423,797
2016 HeadHunter Unit Option Plan [Member]
Earnings per share [line items]
Number of shares newly issued			317,860
Number of shares issued			50,317,860
Percentage of awards vested on IPO			18.75%
Percentage of Awards to be settled in Shares						75.00%
Number of shares authorized						1,271,436
2018 HeadHunter Unit Option Plan [Member]
Earnings per share [line items]
Number of units granted		33		41	300
Options granted | ₽	36,452
Shares to be issued	204,485